Note 3 - Property and Equipment, Net	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consists of the following:

	December 31,	March 31,
	2016	2017
	(Audited)	(Unaudited)

Office equipment	17	17
Laboratory equipment	49	62
Furniture	2	2
Motor vehicles	23	24
Leasehold improvements	13	13
	104	118
Less: accumulated depreciation	(24)	(30)

Property and equipment, net	80	88

Depreciation expenses for the
three
months ended
March
31,
2016
and
2017
were
$5
and
$6,
respectively.